CONSOLIDATED STATEMENTS OF MEMBER'S EQUITY - USD ($) $ in Thousands	Member's Capital Cumulative effect period of adoption adjusted balance	Member's Capital	Accumulated Other Comprehensive Comprehensive Cumulative effect period of adoption adjusted balance	Accumulated Other Comprehensive Comprehensive	Accumulated Deficit Cumulative effect period of adoption adjusted balance	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjustment [Member]	Accumulated Deficit	Cumulative effect period of adoption adjusted balance	Cumulative Effect, Period of Adoption, Adjustment [Member]	Total
Balance at beginning of period at Feb. 28, 2018		$ 409,741		$ 1,726			$ (91,337)			$ 320,130
Investment by member		85								85
Net assets contributed by member		9,394								9,394
Repurchase of membership units		(1,564)								(1,564)
Unit-based compensation expense		8,166								8,166
Net loss				(2,850)			(30,118)			(32,968)
Balance at ending of period at Feb. 28, 2019	$ 425,822	425,822	$ (1,124)	(1,124)	$ (117,132)	$ 4,323	(121,455)	$ 307,566	$ 4,323	303,243
Repurchase of membership units		(116)								(116)
Unit-based compensation expense		6,173								6,173
Net loss										(80,421)
Balance at ending of period at Nov. 30, 2019		431,884		464			(197,553)			234,795
Balance at beginning of period at Feb. 28, 2019	$ 425,822	425,822	$ (1,124)	(1,124)	$ (117,132)	$ 4,323	(121,455)	$ 307,566	$ 4,323	303,243
Investment by member		63								63
Repurchase of membership units		(115)								(115)
Unit-based compensation expense		8,222								8,222
Net loss				226			(101,370)			(101,370)
Balance at ending of period at Feb. 29, 2020		433,992		(898)			(218,502)			214,592
Unit-based compensation expense		5,953								5,953
Net loss										(68,359)
Balance at ending of period at Nov. 30, 2020		$ 443,329		$ (841)			$ (286,861)			$ 155,627